Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 – Organization and Description of Business

Jupiter Neurosciences, Inc. (“JNS,” “we,” “us,” “our,” or the “Company”) is a clinical stage research and development pharmaceutical company located in Jupiter, Florida. The Company incorporated in Delaware in January 2016. The Company has developed a unique resveratrol platform product primarily targeting treatment of neuro-inflammation. The product candidate, called JOTROL, has many potential indications of use for rare diseases. We are primarily targeting Parkinson’s Disease. In addition, and more broadly, JOTROL has potential indications for use related to the rare diseases Mucopolysaccharidoses Type 1, Friedreich’s Ataxia, and MELAS as well as the larger Mild Cognitive Impairment/early Alzheimer’s disease.

JOTROL has the potential to deliver a therapeutically effective dose of resveratrol in the blood stream, using a unique patented micellar formulation, without causing gastrointestinal side effects. Based on the results of the Company’s Phase I study, JOTROL may resolve the major obstacle of resveratrol’s poor bioavailability, which has been documented in various scientific articles describing previously conducted human trials with resveratrol as well as preclinical trial results in mice and rats.

The Company’s Phase 1 dose finding pharmacokinetics (“PK”) study was completed in 2021 and funded by the U.S. National Institute on Aging, an institute of the U.S. National Institutes of Health (“NIH”): Safety and Pharmacokinetics of JOTROL for Alzheimer’s Disease, Federal Award Identification Number R44AG067907-01A1 (the “Award”). This Phase 1 PK study will be homogeneous for all indications where JOTROL will be used in Phase II and Phase III clinical trials.

Initial Public Offering

In December 2024, the Company’s sold 2,750,000 shares of Common Stock at a price of $4.00 per share for gross proceeds of $11 million before underwriting discounts and other related expenses in a registered initial public offering (the “IPO”). Net proceeds, after deducting underwriting discounts, commissions, and offering-related expenses, were approximately $9,725,213. In connection with the Public Offering, the Company’s Common Stock began trading on The Nasdaq Capital Market under the symbol “JUNS.”

Nasdaq Minimum Bid Price Compliance

On March 21, 2025, the Company received a notification letter from The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2), which requires listed securities to maintain a minimum closing bid price of $1.00 per share for at least 30 consecutive business days. Based on the 30 consecutive business days from February 6, 2025 through March 20, 2025, the Company’s Common Stock failed to meet this requirement.

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until September 17, 2025, to regain compliance by maintaining a minimum closing bid price of at least $1.00 per share for a minimum of 10 consecutive business days.

On July 9, 2025, the Company received written confirmation from Nasdaq that it had regained compliance with Listing Rule 5550(a)(2), as the closing bid price of its common stock had been at or above $1.00 per share for 13 consecutive business days (June 18, 2025 through July 8, 2025).

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 1 – Organization and Description of Business

Jupiter Neurosciences, Inc. (the “Company”) is a clinical stage research and development pharmaceutical company located in Jupiter, Florida. The Company incorporated in Delaware in January 2016. The Company has developed a unique resveratrol platform product primarily targeting treatment of neuro-inflammation. The product candidate, called JOTROL, has many potential indications of use for rare diseases. We are primarily targeting Mucopolysaccharidoses Type 1, Friedreich’s Ataxia, and MELAS. In the larger disease areas, we are primarily targeting Parkinson’s Disease and Mild Cognitive Impairment/early Alzheimer’s disease.

On August 30, 2021, the Company filed a Certificate of Amendment to the Certificate of Incorporation with the State of Delaware to change its name from Jupiter Orphan Therapeutics, Inc. to Jupiter Neurosciences, Inc.

JOTROL has the potential to deliver a therapeutically effective dose of resveratrol in the blood stream, using a unique patented micellar formulation, without causing gastrointestinal side effects. We expect JOTROL, based on the results of our Phase I study, will resolve the major obstacle of resveratrol’s poor bioavailability, which has been documented in various scientific articles describing previously conducted human trials with resveratrol as well as preclinical trial results in mice and rats.

The Company’s activities and operations include a project funded by the U.S. National Institute on Aging, an institute of the U.S. National Institutes of Health (“NIH”): Safety and Pharmacokinetics of JOTROL for Alzheimer’s Disease, Federal Award Identification Number R44AG067907-01A1 (the “Award”). The project encompassed a Phase 1 dose finding pharmacokinetics (“PK”) study which was completed before December 31, 2021. The award end date was May 31, 2022. This Phase 1 PK study will be homogeneous for all indications where JOTROL will be used in Phase II and Phase III clinical trials.

On January 9, 2020, the Company effected a three-for-one (3:1) forward stock split whereby the Company (i) increased the number of authorized shares of common stock, $0.0001 par value per share, to 25,000,000 from 5,000,000 and (ii) increased by a ratio of three-for-one (3:1) the number of retroactively issued and outstanding shares of common stock. Proportional adjustments for the forward stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans.

On November 11, 2021, the Company increased the number of authorized shares of common stock, $0.0001 par value per share, to 45,000,000 from 25,000,000.

On January 25, 2022, the Company effected a one-for-two (1:2) reverse stock split whereby the Company (i) decreased the number of issued and outstanding shares of common stock, $0.0001 per share, from 13,076,608 to 6,538,304 and (ii) decreased by a ratio of one-for two (1:2) the number of retroactively issued and outstanding shares of common stock. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the financial statements to reflect the reverse stock split.

On June 14, 2024, the Company increased the number of authorized shares of common stock, $0.0001 par value per share, to 125,000,000 from 45,000,000.

On June 14, 2024, the Company effected a fifteen-for-four (15:4) forward stock split whereby the Company (i) increased the number of issued and outstanding shares of common stock, $0.0001 par value per share, from 8,033,706 to 30,126,413 and (ii) increased by a ratio of fifteen-for-four (15:4) the number of retroactively issued and outstanding shares of common stock. Proportional adjustments for the forward stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the financial statements to reflect the forward stock split.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023